FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
Pharming is exposed to several financial risks: market risks (being currency risk and interest rate risk), credit risks and liquidity risks. The Board of Directors and the Executive Committee are responsible for the management of currency, interest, credit and liquidity risks and as such ultimately responsible for decisions taken in this field.
Capital risk management
The Company manages its capital to ensure that it will be able to continue as a going concern. This includes a regular review of cash flow forecasts and, if deemed appropriate, subsequent raising of funds through execution of equity and/or debt transactions. In doing so, the Board of Directors’ and Executive Committees’ strategy is to achieve a capital structure which takes into account the best interests of all stakeholders. Pharming’s capital structure includes cash and cash equivalents, marketable securities, debt and equity. Compared to last year the Company has allocated a significant portion of the cash and cash equivalent position to euro denominated readily convertible S&P AAA- rated government treasury certificates with a maturity of six months or less, to SEC Rule 2a-7 compliant institutional money market funds, which offer enhanced financial flexibility.
Currency risk
This is the risk that the fair value of assets, liabilities and especially the future cash flows of financial instruments will fluctuate because of changes in foreign exchange rates. Pharming’s policy for the management of foreign currency risks is aimed at protecting the operating profit and positions held or recorded in foreign currencies, in particular of the United States Dollar (USD) for the Group. Certain payments and sales in the United States are being and will be received in USD. Some direct payments of U.S. activities are carried in USD through the Dutch entities. At December 31, 2024, the Group’s cash and cash equivalents, including restricted cash, and marketable securities amounted to $169.4 million. This balance consists of cash assets denominated in euros for a total amount of $146.2 million or €141.3 million (applying an exchange rate EUR/USD at December 31, 2024, of 1.0350) and cash assets in USD for a total amount of $22.2 million. The USD cash balance will mainly be used for the commercialization activities of the U.S. organization. The remaining cash balance (equivalent to $1.0 million) is denominated in British pounds and Australian dollars, and is utilized by the respective local entities.
Cash and cash equivalents (including restricted cash), accounts receivables and inventories denominated in USD amounted in total to $71.9 million (€69.5 million), respectively $28.7 million (€27.7 million) for the trade and other payables denominated in USD. Pharming performed a sensitivity analysis by applying an adjustment to the spot rate at year-end. As the balance of the cash and cash equivalents (including restricted cash), accounts receivables, inventories, trade and other payables, denominated in USD, at year-end is $43.2 million, a 10% strengthening or weakening of the euro versus U.S. dollar would have an impact of $4.3 million on the Group’s gain (weakening of the euro) or loss (strengthening of the euro). The balance sheet positions denominated in other foreign currencies are minimal, resulting in a correspondingly low currency risk.
Interest rate risk
Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Pharming’s interest rate risk policy is aimed at minimizing the interest rate risks associated with the financing of the Company and thus at the same time optimizing the net interest costs. This policy translates into a certain desired profile of fixed-interest and floating interest positions, including those generated by cash and cash equivalents and marketable securities and those paid on finance lease liabilities. As the interest rate on the convertible bond is a fixed percentage, Pharming concluded that the total risk on interest is not material.
The issue of the Convertible Bonds due 2029 at a fixed interest rate of 4.50% p.a. has rendered this concern obsolescent. The interest on the vast majority of the Company’s financial instruments is not variable with market interest rates. More information on the Convertible Bonds due 2029 can be found in Note 17. Convertible bonds.
Credit risk
Credit risk is defined as the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge obligations. Pharming manages credit risk exposure through the selection of financial institutions having a high credit rating, using credit rating reports issued by institutions such as Standard & Poor’s and Moody’s. The exposure to credit risk at December 31, 2024, is represented by the carrying amounts of cash and cash equivalents, marketable securities and trade and other receivables.
The carrying amounts of the cash and cash equivalents (including restricted cash) as at December 31, 2024, amounted to $56.4 million and was held through financial institutions with a A- to A rating or better from Standard & Poor’s, A3 to Aa3 ratings from Moody’s and A to AA- ratings from Fitch.

Marketable securities at December 31, 2024, amounted to $112.9 million (2023: $151.7 million). As of December 31, 2024, $50.5 million was held in S&P AAA-rated government treasury certificates with a maturity of six months or less from the date of acquisition (2023:$151.7 million). We have considered the expected credit loss and recognized no losses, due to the AAA credit ratings. Since 2024, the Company has also invested in SEC Rule 2a-7 compliant institutional money market funds, which offer enhanced financial flexibility. As of December 31, 2024, these investments amounted to $62.4 million. Complying with SEC Rule 2a-7, these funds ensure liquidity and stability through requirements on liquidity, maturity limits, credit quality and diversification.
Trade and other receivables at December 31, 2024, amounted to $54.8 million. As at the date of these financial statements, these amounts have largely been settled, including receipts in cash and receipt of goods and services in exchange of prepaid expense items. Based on the credit ratings of cash and cash equivalents (including restricted cash) as well as the positions taken with respect to marketable securities and trade and other receivables, the Company considers that this risk is adequately managed.
Liquidity risk
The liquidity risk refers to the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities. Pharming’s objective is to maintain a minimum level and certain ratio of cash and cash equivalents (including short-term deposits and readily convertible S&P AAA- rated government treasury certificates with a maturity of six months or less and SEC Rule 2a-7 compliant institutional money market funds). The strategy of the Company is to repay its obligations through generation of cash income from operating activities such as product sales. In case such cash flows are insufficient, the Company relies on financing cash flows as provided through the issuance of shares or incurring financial liabilities. Note 2 of these financial statements more extensively describes the Company’s going concern assessment.
The following table presents the financial liabilities at year-end 2024, showing the remaining undiscounted contractual amounts due including nominal interest. Liabilities denominated in foreign currency have been converted at the exchange rate at December 31, 2024.
Maturity profile of financial liabilities:

Amounts in $ ’000	2025	2026	2027	2028	2029 and onwards	Total	Prior year total
Trade and other payables	66,611	—	—	—	—	66,611	72,528
Lease Liabilities	4,730	4,688	4,257	3,738	17,906	35,319	40,091
Convertible Bonds	4,658	4,658	4,658	4,658	110,486	129,118	143,714
Total	75,999	9,346	8,915	8,396	128,392	231,048	256,333
Fair value estimation
The Company uses the following hierarchy for determining the fair value of financial instruments measured at fair value:
•Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices);
•Level 3: Inputs for the asset or liability that are not based on observable market data or which are based on the probability of future events occurring (that is, unobservable inputs).
The following table presents the assets that are measured at fair value at year-end 2024 and 2023:

	2024			2023
Amounts in $ ’000	Level 1	Level 3	Total	Level 1	Level 3	Total
Investments in equity instruments designated as at FVTOCI	—	—	—	2,020	—	2,020
Investments in debt instruments designated as at FVTPL	—	3,767	3,767	—	6,093	6,093
Balance at December 31	—	3,767	3,767	2,020	6,093	8,113
The following table includes carrying values and the estimated fair values of financial instruments:

	2024		2023
Amounts in $ ‘000	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	56,449	56,449	63,269	63,269
Marketable securities	112,949	112,949	151,683	151,746
Trade and other receivables	54,823	54,823	46,158	46,158
Liabilities:
Convertible Bond	82,399	82,399	138,422	138,422
Lease Liabilities	29,914	29,914	33,123	33,123
Trade and other payables	66,611	66,611	72,528	72,528
The fair value of the Marketable securities is based on observable market information (level 1 valuation).
The above other fair values of financial instruments are based on internal calculations. Cash and cash equivalents, trade and other receivables as well as trade and other payables are stated at carrying amount, which approximates the fair value in view of the short maturity of these instruments. The fair values of finance lease liabilities and loans and borrowings (both non-current and current portion) are based on arm’s length transactions.
The following table sets out an analysis for each of the period presented of the net position of the convertible bond, cash and cash equivalents and marketable securities, showing the remaining undiscounted contractual amounts due including nominal interest.

Amounts in $ ‘000	2024	2023
Cash and cash equivalents	54,944	61,741
Restricted cash	1,505	1,528
Marketable securities	112,949	151,683
Convertible bond - current	(4,245)	(1,824)
Convertible bond - non-current	(78,154)	(136,598)
Net cash (debt)	86,999	76,530

Cash and cash equivalents	54,944	61,741
Restricted cash	1,505	1,528
Marketable securities	112,949	151,683
Gross debt - fixed interest rates	(82,399)	(138,422)
Gross debt - variable interest rates	—	—
Net cash (debt)	86,999	76,530
Reconciliation of liabilities arising from financing activities:

	2023	Cashflows	Non - Cash changes						2024
Amounts in $’000			Acquisition, disposal and reclassification	Interest Expense Accrued	Amortized costs	Fair Value Changes	Other
Convertible Bond	138,422	(4,457)	(53,139)	1,972	5,725	—	(6,124)	*	82,399
Lease Liabilities	33,123	(5,149)	2,425	1,141	—	—	(1,626)		29,914
Derivative financial liabilities	—		7,041			(7,041)	—		—
Total liabilities from financing activities	171,545	(9,606)	(43,673)	3,113	5,725	(7,041)	(7,750)		112,313
* Represents the translation effect of convertible bonds as reflected in the consolidated statement of comprehensive income